Management of financial risks and financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Summary of financial assets representing the maximum exposure to credit risk
The carrying amount of the financial assets representing the maximum exposure to credit risk is shown in the table below:

	2025	2024

Financial assets
Securities purchased under resale agreements	17,063,099	22,057,137
Securities	248,464,341	203,701,541
Public securities	102,576,751	93,717,169
Private securities	145,887,590	109,984,372
Derivative financial instruments	40,920,581	46,199,796
Securities trading and intermediation	6,299,483	6,499,097
Accounts receivable	1,366,424	778,943
Loan operations	34,142,085	29,228,463
Other financial assets	16,912,992	13,232,997
Off-balance exposures (credit card limits)	8,016,517	7,873,551
Total	373,185,522	329,571,525

Summary of financial liabilities into groupings based on their contractual maturities
The tables below summarize the Group’s financial liabilities into groupings based on their contractual maturities:

	2025
Liabilities	Up to 1 month	From 2 to 3 months	From 3 to 12 months	From 1 to 5 years	Above 5 years	Contractual cash flow

Securities	20,388,644	—	—	—	654,815	21,043,459
Derivative financial instruments	3,464,532	808,169	9,905,322	18,347,974	5,020,943	37,546,940
Securities sold under repurchase agreements	33,233,998	19,669,809	5,793,351	—	16,711	58,713,869
Securities trading and intermediation	22,420,806	—	—	—	—	22,420,806
Financing instruments payable	11,864,505	11,833,502	55,855,849	38,232,718	5,616,941	123,403,515
Borrowings	—	—	237,894	—	—	237,894
Accounts payables	691,171	66,554	52,432	—	—	810,157
Other financial liabilities	7,105,929	887,012	3,991,554	336,235	—	12,320,730
Total	99,169,585	33,265,046	75,836,402	56,916,927	11,309,410	276,497,370

	2024
Liabilities	Up to 1 month	From 2 to 3 months	From 3 to 12 months	From 1 to 5 years	Above 5 years	Contractual cash flow

Securities	14,830,405	—	—	—	422,971	15,253,376
Derivative financial instruments	7,176,746	3,336,329	10,134,377	11,738,481	7,661,754	40,047,687
Securities sold under repurchase agreements	71,779,721	—	—	—	—	71,779,721
Securities trading and intermediation	18,474,978	—	—	—	—	18,474,978
Financing instruments payable	6,140,457	16,786,357	29,109,323	37,796,433	5,415,912	95,248,482
Borrowings	—	—	1,666,432	—	—	1,666,432
Accounts payables	763,465	—	—	—	—	763,465
Other financial liabilities	9,124,704	1,560,439	3,584,285	461,435	—	14,730,863
Total	128,290,476	21,683,125	44,494,417	49,996,349	13,500,637	257,965,004

Summary of sensitivity analysis

		2025
Trading portfolio	Exposures	Scenarios
Risk factors	Risk of variation in:	I	II	III

Fixed interest rate	Fixed interest rate in Reais	(180)	(224,381)	(408,016)
Exchange coupons	Foreign currencies coupon rate	(45)	(14,686)	(40,330)
Foreign currencies	Exchange rates	(46)	82,143	49,374
Price indexes	Inflation coupon rates	(303)	(48,538)	(80,711)
Shares	Shares prices	(406)	58,825	150,146
Commodities	Commodities price	(361)	(20,816)	(60,325)
		(1,341)	(167,453)	(389,862)

		2024
Trading portfolio	Exposures	Scenarios
Risk factors	Risk of variation in:	I	II	III

Fixed interest rate	Fixed interest rate in Reais	(117)	(8,285)	50,065
Exchange coupons	Foreign currencies coupon rate	(28)	(6,905)	(15,497)
Foreign currencies	Exchange rates	(124)	64,512	148,169
Price indexes	Inflation coupon rates	(68)	(11,606)	(24,563)
Shares	Shares prices	(5,858)	(162,112)	(458,841)
Commodities	Commodities price	(320)	(4,471)	17,579
		(6,515)	(128,867)	(283,088)

Scenario I: Increase of 1 basis point in the rates in the fixed interest rate yield, exchange coupons, inflation and 1 percentage point in the prices of shares, commodities and currencies;
Scenario II: Project a variation of 25 percent in the rates of the fixed interest yield, exchange coupons, inflation, prices of shares, commodities and currencies, both rise and fall, being considered the largest losses resulting by risk factor; and
Scenario III: Project a variation of 50 percent in the rates of the fixed interest yield, exchange coupons, inflation, prices of shares, commodities and currencies, both rise and fall, being considered the largest losses resulting from the risk factor.